VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Cost	$ 1,259,588	$ 1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	$ 1,041,126	$ 896,830